UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549

                             FORM 13F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment  [   ] ; Amendment Number: _______
This Amendment (Check only one):[   ] is a restatement.
				[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Pin Oak Investment Advisors, Inc.
Address:	510 Bering
		Suite 100
		Houston, Texas  77057

13F File Number:	28-05631

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	J. Barrett Rouse
Title:	President
Phone:	713-871-8300

Signature, Place, and Date of Signing:

J. Barrett Rouse	Houston, Texas	   November 5, 2008

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT.

[   ] 13F NOTICE.

[   ] 13F COMBINATION REPORT.

Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	55

Form 13F Information Table Value Total: $53,381

List of Other Included Managers:	None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1/100 Berkshire Hthwy          COM              084670991      261      200 SH       SOLE                      200
AFC Enterprises                COM              00104Q107      841   115800 SH       SOLE                   115800
AllianceBernstein              COM              01881G106      416    11250 SH       SOLE                    11250
American Express               COM              025816109     2071    58450 SH       SOLE                    58450
Anheuser Busch                 COM              035229103      305     4700 SH       SOLE                     4700
Annaly Capital Mgmt            COM              035710409     1433   106546 SH       SOLE                   106546
Apple Computer                 COM              037833100     1843    16213 SH       SOLE                    16213
Banco Bilbao                   COM              05946K101      268    16590 SH       SOLE                    16590
Bank of America                COM              060505104      497    14203 SH       SOLE                    14203
Berkshire Hathaway B           COM              084670207     4105      934 SH       SOLE                      934
Calamos Asset Mgmt             COM              12811R104     1611    89924 SH       SOLE                    89924
Calpine Corp                   COM              131347304     1052    80900 SH       SOLE                    80900
ChevronTexaco                  COM              166764100      366     4441 SH       SOLE                     4441
Cisco Systems Inc              COM              17275R102      447    19811 SH       SOLE                    19811
Citigroup                      COM              172967101      210    10251 SH       SOLE                    10251
Coca Cola                      COM              191216100      872    16495 SH       SOLE                    16495
Comcast A Spcl                 COM              20030N200      787    39925 SH       SOLE                    39925
Compucredit Corp               COM              20478N100      166    42380 SH       SOLE                    42380
ConocoPhillips                 COM              20825C104     1454    19847 SH       SOLE                    19847
Constellation Energy           COM              210371100      326    13400 SH       SOLE                    13400
Contango Oil & Gas             COM              21075N204     2023    37480 SH       SOLE                    37480
Continental Resources          COM              212015101      202     5160 SH       SOLE                     5160
Covidien Ltd                   COM              030852800      334     6217 SH       SOLE                     6217
Cryo-cell Intl                 COM              228895108        4     7000 SH       SOLE                     7000
Dell Inc                       COM              24702R101      735    44579 SH       SOLE                    44579
Disney, Walt Hldg Co           COM              254687106      692    22560 SH       SOLE                    22560
Exxon Mobil Corp               COM              30231G102     3941    50745 SH       SOLE                    50745
First Marblehead Corp          COM              320771108      193    77350 SH       SOLE                    77350
General Electric               COM              369604103     2143    84023 SH       SOLE                    84023
Goodrich Corp                  COM              382388106     1300    31250 SH       SOLE                    31250
Greenlight Capital             COM              G4095J109      345    15000 SH       SOLE                    15000
Home Depot Inc                 COM              437076102     1224    47268 SH       SOLE                    47268
Johnson & Johnson              COM              478160104     2687    38792 SH       SOLE                    38792
Kinder Morgan Mgmt             COM              49455U100      420     8537 SH       SOLE                     8537
Legg Mason Inc                 COM              524901105     1020    26805 SH       SOLE                    26805
Microsoft Inc                  COM              594918104     3230   121006 SH       SOLE                   121006
Moodys Corp                    COM              615369105     1286    37825 SH       SOLE                    37825
Natl Oilwell Varco             COM              637071101      985    19600 SH       SOLE                    19600
Pepsico                        COM              713448108     1880    26380 SH       SOLE                    26380
Pfizer Inc                     COM              717081103      707    38322 SH       SOLE                    38322
Plains All-Amer Pipe           COM              726503105      238     6000 SH       SOLE                     6000
Prepaid Card Hldgs Inc         COM              74071E108        1    10000 SH       SOLE                    10000
Procter & Gamble Co            COM              742718109      650     9334 SH       SOLE                     9334
Qualcomm Inc                   COM              747525103      224     5214 SH       SOLE                     5214
Rogers Communication Inc       COM              775109200      216     6500 SH       SOLE                     6500
Royal Dutch Shell ADR          COM              780259206      272     4617 SH       SOLE                     4617
SBA Communications CP          COM              78388j106     1636    63250 SH       SOLE                    63250
Schlumberger Ltd               COM              806857108      221     2832 SH       SOLE                     2832
Sears Holding Corp             COM              812350106     1984    21220 SH       SOLE                    21220
Streetracks Gold Shs           COM              78463V107      242     2846 SH       SOLE                     2846
Tyco Electronics Ltd           COM              030682858      274     9922 SH       SOLE                     9922
Wabco Holdings Inc             COM              92927K102      227     6398 SH       SOLE                     6398
Walmart                        COM              931142103     2147    35850 SH       SOLE                    35850
Washington Mutual              COM              939322103        1    11500 SH       SOLE                    11500
Weingarten Realty              COM              948741103      364    10200 SH       SOLE                    10200